Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000009551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Average Annual Return, Percent	26.77%	13.13%	12.31%
C000009552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
Average Annual Return, Percent	27.16%	13.49%	12.67%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%